COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS
Schedule of capital commitments on property, plant and equipment

	December 31, 2022	December 31, 2021

Property, plant and equipment	2,181,828	1,794,574

Schedule of commitments to make capital contributions to the Group's joint ventures and associates

	December 31, 2022	December 31, 2021

Associates	31,800	31,800
Joint ventures	410,000	410,000
Investments measured at fair value	1,019,000	—
	1,460,800	441,800